Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$ (2,797,030)	$ (1,264,684)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(238,680)	(28,783)
Proceed from disposal of property, plant and equipment	467,168
Purchases of other non-current assets		(5,828,153)
Loans to related parties	(983,941)	(2,985,963)
Repayments from related parties	2,518,170	5,773,020
Net cash provided by (used in) investing activities	1,762,717	(3,069,879)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	5,808,486	6,244,449
Repayments of short-term borrowings	(5,808,486)	(1,110,124)
Proceeds from interest-free loans from related parties		425,669
Repayments of interest-free loans to related parties		(425,318)
Repayments of interest-free loans to third parties		(624,647)
Repayments from interest-free loans to third parties	221,898	466,699
Payment of offering cost		(1,256,961)
Loans from a related party	380,863
Repayments of loans from a related party	(364,329)
Repayments of interest-bearing loans to third parties	(5,200,000)	(2,636,545)
Repayments of interest-bearing loans from third parties	1,434,884	2,686,425
Net cash (used in) provided by financing activities	(3,526,684)	3,769,647
Effect of exchange rate changes	(841)	8,272
Net decrease in cash and cash equivalents	(4,561,838)	(556,644)
Cash, cash equivalents, at the beginning of the period	6,557,605	1,637,283
Cash, cash equivalents, at the end of the period	1,995,767	1,080,639
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	8,082	624
Interest paid	271,878	253,691
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION:
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 28,375